Acquisitions & Divestitures	12 Months Ended
Dec. 31, 2021
Acquisitions & Divestitures
Acquisitions & Divestitures

NOTE F. ACQUISITIONS & DIVESTITURES

Acquisitions

Purchase price consideration for all acquisitions was paid primarily in cash. All acquisitions, except otherwise stated, were for 100 percent of the acquired business and are reported in the Consolidated Statement of Cash Flows, net of acquired cash and cash equivalents.

2021

In 2021, the company completed fifteen acquisitions at an aggregate cost of $3,342 million. Each acquisition is expected to enhance the company’s portfolio of products and services capabilities and further advance IBM’s hybrid cloud and AI strategy.

Acquisition	Segment	Description of Acquired Business
First Quarter
Nordcloud	Consulting	Consulting company providing services in cloud implementation, application transformation and managed services
Taos Mountain, LLC (Taos)	Consulting	Leading cloud professional and managed services provider
StackRox	Software	Innovator in container and Kubernetes-native security
Second Quarter
Turbonomic, Inc. (Turbonomic)	Software	Application Resource Management and Network Performance Management software provider
ECX Copy Data Management business from Catalogic Software, Inc.	Software	Smart data protection solution
Waeg	Consulting	Leading Salesforce consulting partner
myInvenio	Software	Process mining software company
Third Quarter
VEVRE Software business from Volta, Inc.	Software	Cloud-native virtual routing engine
BoxBoat Technologies	Consulting	Premier DevOps consultancy and enterprise Kubernetes certified service provider
Bluetab Solutions Group	Consulting	Data solutions service provider
Fourth Quarter
SXiQ Digital Pty Ltd	Consulting	Digital transformation services company specializing in cloud applications, cloud platforms, and cloud cybersecurity
McD Tech Labs from McDonald’s	Software	Asset purchase to accelerate the development and deployment of McDonald’s Automated Order Taking (AOT) technology
ReaQta	Software	Provider of endpoint security solutions designed to leverage AI to automatically identify and manage threats
Adobe Workfront practice from Rego Consulting Corporation	Consulting	Work management software consulting for enterprise clients
Phlyt	Software	Cloud-native development consultancy

The following table reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2021.

($ in millions)
	Amortization		Other
	Life (in Years)	Turbonomic	Acquisitions
Current assets		$126	$108
Property, plant and equipment/noncurrent assets		—	12
Intangible assets
Goodwill	N/A	1,439	1,110
Client relationships	4—10	290	200
Completed technology	4—7	117	196
Trademarks	1—6	18	30
Total assets acquired		$1,990	$1,656
Current liabilities		49	59
Noncurrent liabilities		113	84
Total liabilities assumed		$161	$143
Total purchase price		$1,829	$1,513

N/A–Not applicable

The goodwill generated is primarily attributable to the assembled workforce of the acquired businesses and the increased synergies expected to be achieved from the integration of the acquired businesses into the company’s various integrated solutions and services neither of which qualifies as an amortizable intangible asset.

The valuation of the assets acquired and liabilities assumed is subject to revision. If additional information becomes available, the company may further revise the purchase price allocation as soon as practical, but no later than one year from the acquisition date; however, material changes are not expected.

Turbonomic–The overall weighted-average useful life of the identified amortizable intangible assets acquired was 8.9 years. Goodwill of $1,372 million and $67 million was assigned to the Software and Consulting segments, respectively. It is expected that none of the goodwill will be deductible for tax purposes.

Other acquisitions–The overall weighted-average useful life of the identified amortizable intangible assets acquired was 6.6 years. Goodwill of $646 million and $464 million was assigned to the Consulting and Software segments, respectively. It is expected that approximately seven percent of the goodwill will be deductible for tax purposes.

The identified intangible assets will be amortized on a straight-line basis over their useful lives, which approximates the pattern that the assets’ economic benefits are expected to be consumed over time.

Transactions Closed in 2022–In January 2022, the company acquired Envizi, a leading data and analytics software provider for environmental performance management; and Sentaca, a leading telco consulting services and solutions provider specializing in automation, cloud migration, and future networks for telecommunication operators. In February 2022, the company acquired Neudesic, an application development and cloud computing services company. Envizi will be integrated into the Software segment. Sentaca and Neudesic will be integrated into the Consulting segment. At the date of issuance of the financial statements, the initial purchase accounting for Envizi, Sentaca, and Neudesic was not complete.

2020

In 2020, the company completed seven acquisitions at an aggregate cost of $723 million.

Acquisition	Segment	Description of Acquired Business
First Quarter
Stratoss Lifecycle Manager business (Stratoss) from Accanto Systems Oy	Software	Cloud native business designed to deliver web-scale levels of operational automation for the cloud-based networking world
Second Quarter
Automated Security Assurance Platform business (ASAP) from Spanugo Inc.	Software	Cloud cybersecurity platform, integrated into the IBM public cloud to further meet the security demands of clients in highly regulated industries
Third Quarter
WDG Soluções Em Sistemas E Automação De Processos LTDA (WDG Automation)	Software	Provider of robotic process automation
Fourth Quarter
Instana	Software	Application performance monitoring and observability company which helps businesses better manage applications that span the hybrid cloud landscape
TruQua Enterprises, LLC (TruQua)	Consulting	IT services provider and SAP development partner
Expertus Technologies Inc. (Expertus)	Consulting	Provider of cloud solutions for the financial services industry
7Summits LLC (7Summits)	Consulting	Leading Salesforce partner that delivers transformative digital experiences across industries

At December 31, 2020, the remaining cash to be remitted by the company related to certain fourth-quarter acquisitions was $323 million. This amount was classified as restricted cash in the Consolidated Balance Sheet, most of which was paid in the first quarter of 2021.

The following table reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2020.

($ in millions)
	Amortization	Allocated
	Life (in Years)	Amount
Current assets		$35
Property, plant and equipment/noncurrent assets		7
Intangible assets
Goodwill	N/A	575
Client relationships	5—7	84
Completed technology	2—7	73
Trademarks	1—7	11
Total assets acquired		$784
Current liabilities		19
Noncurrent liabilities		41
Total liabilities assumed		$61
Total purchase price		$723

N/A—Not applicable

The goodwill generated is primarily attributable to the assembled workforce of the acquired businesses and the increased synergies expected to be achieved from the integration of the acquired businesses into the company’s various integrated solutions and services neither of which qualifies as an amortizable intangible asset.

The overall weighted-average useful life of the identified amortizable intangible assets acquired was 6.8 years. These identified intangible assets will be amortized on a straight-line basis over their useful lives, which approximates the pattern that the assets’ economic benefits are expected to be consumed over time. Goodwill of $362 million, $205 million and $8 million was assigned to the Software, Consulting and Infrastructure segments, respectively. The goodwill recorded as a result of these acquisitions was not deductible for tax purposes.

2019

In 2019, the company completed one acquisition at an aggregate cost of $35 billion.

Red Hat–On July 9, 2019, IBM completed the acquisition of all of the outstanding shares of Red Hat at an aggregate cost of $35 billion. Red Hat’s portfolio of open source and cloud technologies combined with IBM’s innovative hybrid cloud technology and industry expertise are accelerating the delivery of the hybrid cloud platform capabilities required to address the next chapter of cloud implementations.

On the acquisition date, Red Hat shareholders received $190 per share in cash, representing a total equity value of approximately $34 billion. The company funded the transaction through a combination of cash on hand and proceeds from debt issuances.

The following table reflects the purchase price and the resulting purchase price allocation as of December 31, 2020. The net purchase price adjustments recorded during 2020 were primarily related to noncurrent tax assets and liabilities.

($ in millions)
	Amortization	Allocated
	Life (in Years)	Amount
Current assets*		$3,186
Property, plant and equipment/noncurrent assets		948
Intangible assets
Goodwill	N/A	22,985
Client relationships	10	7,215
Completed technology	9	4,571
Trademarks	20	1,686
Total assets acquired		$40,592
Current liabilities**		1,395
Noncurrent liabilities		4,117
Total liabilities assumed		$5,512
Total purchase price		$35,080

*	Includes $2.2 billion of cash and cash equivalents.
**

Includes $485 million of short-term debt related to the convertible notes acquired from Red Hat that were recognized at their fair value on the acquisition date, which was fully settled as of October 1, 2019.

N/A—Not applicable

The goodwill generated was primarily attributable to the assembled workforce of Red Hat and the increased synergies expected to be achieved from the integration of Red Hat products into the company’s various integrated solutions neither of which qualify as an amortizable intangible asset.

The overall weighted-average useful life of the identified amortizable intangible assets acquired was 10.9 years. These identified intangible assets will be amortized on a straight-line basis over their useful lives, which approximates the pattern that the assets’ economic benefits are expected to be consumed over time. The following table presents the goodwill allocated to the segments as of December 31, 2021:

($ in billions)
	Goodwill
Segment	Allocated	*
Software	$18.4
Consulting	1.1
Infrastructure	0.8
Total	$20.3	**

*	Approximately seven percent of the goodwill was determined to be deductible for tax purposes.

** Goodwill of approximately $2.7 billion related to the Red Hat acquisition was derecognized at the time of the Kyndryl separation. Refer to note A, “Significant Accounting Policies,” and note C, “Separation of Kyndryl,” for additional details.

The following table presents the supplemental consolidated financial results of the company as of December 31, 2019 on an unaudited pro forma basis, as if the acquisition had been consummated on January 1, 2018. The primary adjustments reflected in the pro forma results relate to: (1) the debt used to fund the acquisition, (2) changes driven by acquisition accounting, including amortization of intangible assets and the deferred revenue fair value adjustment, (3) employee retention plans, (4) elimination of intercompany transactions between IBM and Red Hat, and (5) the presentation of acquisition-related costs.

The unaudited pro forma financial information presented below does not purport to represent the actual results of operations that IBM and Red Hat would have achieved had the companies been combined during the periods presented, and was not intended to project the future results of operations that the combined company could achieve after the acquisition. Historical fiscal periods are not aligned under this presentation. The unaudited pro forma financial information did not reflect any potential cost savings, operating efficiencies, long-term debt pay down estimates, suspension of IBM’s share repurchase program, financial synergies or other strategic benefits as a result of the acquisition or any restructuring costs to achieve those benefits.

(Unaudited)

($ in millions)
For the year ended December 31:	2019
Revenue	$60,195	*
Net income	$7,438	*

*	Adjusted to reflect the Kyndryl separation. Refer to note A, “Significant Accounting Policies,” and note C, “Separation of Kyndryl,” for additional information.

Divestitures

2021

Kyndryl–On November 3, 2021, the company completed the separation of Kyndryl. Refer to note C, “Separation of Kyndryl,” for additional information.

Other Divestitures–In 2021, the company completed two divestitures reported in the Software segment and one divestiture reported in Other-divested businesses. In the third quarter of 2021, IBM completed the sale of the company’s remaining OEM commercial financing capabilities reported within the Financing segment. The financial terms related to each of these transactions did not have a material impact to IBM's Consolidated Financial Statements.

Transactions Announced–In January 2022, the company signed a definitive agreement in which Francisco Partners will acquire IBM’s healthcare data and analytics assets reported within the Software segment. The assets include Health Insights, MarketScan, Clinical Development, Social Program Management, Micromedex, and imaging software offerings. The transaction is expected to close in the second quarter of 2022, subject to customary regulatory clearances and closing conditions. At December 31, 2021, the company concluded that the business did not meet the criteria for held for sale classification.

2020

There were no divestitures completed during the year ended December 31, 2020.

2019

Select IBM Software Products–On June 30, 2019, HCL Technologies Limited (HCL) acquired select standalone Software products from IBM for $1,775 million, inclusive of $150 million of contingent consideration. The transaction included commercial software, intellectual property and services offerings in addition to transition services for IT and other services. The company recognized a pre-tax gain on this transaction of $626 million and $43 million in 2019 and 2020, respectively.

The company received cash of $812 million at closing and $812 million in the second quarter of 2020. The company also received $140 million of contingent consideration as of December 31, 2021. In addition, IBM remits payment to HCL predominantly for servicing certain customer contracts until such contracts are terminated or entitlements are assumed by HCL, related to deferred revenue that existed prior to closing. IBM made cash payments to HCL of $38 million, $288 million, and $174 million in 2021, 2020 and 2019, respectively, for such contracts.

Select IBM Marketing Platform and Commerce Offerings–On April 4, 2019, IBM and Centerbridge Partners, L.P. (Centerbridge) announced a definitive agreement, in which Centerbridge would acquire select marketing platform and commerce offerings from IBM. The transaction included commercial software and services offerings. In addition, IBM is providing Centerbridge with IT transition services. All other contracted transition services concluded as of June 30, 2020. Upon closing, Centerbridge announced that this business would be re-branded under the name Acoustic. The closing completed for the U.S. on June 30, 2019. The company received a net cash payment of $240 million in 2019 and expects to receive an additional $150 million of cash within 36 months of the U.S. closing.

A subsequent closing occurred in most other countries on March 31, 2020. The closing of all remaining countries occurred as of June 30, 2020. The pre-tax gain recognized on this transaction as of December 31, 2021 was $79 million.

IBM Risk Analytics and Regulatory Offerings–On September 24, 2019, IBM and SS&C Technologies Holdings, Inc. (SS&C) entered into a definitive agreement in which SS&C would acquire certain Algorithmics and related assets from IBM. The transaction closed in the fourth quarter of 2019. The company recognized an immaterial pre-tax gain on the sale for the year ended December 31, 2019.

Sales Performance Management Offerings–On November 20, 2019, IBM and Varicent Parent Holdings Corporation (Varicent) entered into a definitive agreement in which Varicent would acquire certain sales performance management assets from IBM. The initial closing of certain countries was completed on December 31, 2019. The company received a net cash payment of $230 million and recognized a pre-tax gain on the sale of $136 million for the year ended December 31, 2019. A subsequent closing for the remaining countries occurred on March 31, 2020 and the company recognized an immaterial pre-tax gain.

The above 2019 divested businesses are reported in Other–divested businesses as described in note E, "Segments."

In addition to the above, the company completed three divestitures reported in the Financing segment, the Consulting segment and the Other–divested businesses in 2019. The financial terms related to each of these transactions were not material.

The pre-tax gains recognized on the divestitures above were recorded in other (income) and expense in the Consolidated Income Statement.